RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Changes and Error Corrections [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

Described below is a new accounting pronouncements issued or proposed by the FASB that has been adopted by the Company. Management does not believe this accounting pronouncement has had or will have a material impact on the Company’s consolidated financial position or operating results, except as disclosed below or in future filings of the Company.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and other Options (Subtopic 70-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s instruments by removing major separation models required under current accounting principles generally accepted in the United States of America (“U.S. GAAP”). ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exceptions and also simplifies the diluted earnings per share calculation in certain areas. The standard is effective for public business entities, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. The Company early adopted this standard on January 1, 2021. By no longer recording embedded conversion features separately from the convertible debt instrument, and instead as a single liability, the Company’s financial statements reflect a more simplified view of convertible debt instruments and cash interest expense that is believed to be more relevant than an imputed interest expense that results from the separation of conversion features previously required by U.S. GAAP. The adoption of this standard had no material effect on the Company's condensed consolidated financial statements as of June 30, 2021.

NOTE 3 – RECENT ACCOUNTING PRONOUNCEMENTS

There are several new accounting pronouncements issued or proposed by the FASB. Each of these pronouncements, as applicable, has been or will be adopted by the Company. Management does not believe any of these accounting pronouncements has had or will have a material impact on the Company’s consolidated financial position or operating results.

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and other Options (Subtopic 70-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s instruments by removing major separation models required under current U.S. GAAP. ASU 2020-06 removes certain settlement conditions that are required for equity contracts to qualify for the derivative scope exceptions and also simplifies the diluted earnings per share calculation in certain areas. The standard is effective for public business entities, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years and interim periods within those fiscal years beginning after December 15, 2021. For all other entities, the standard will be effective for fiscal years beginning after December 12, 2023. Early adoption is permitted but no earlier than fiscal years beginning after December 15, 2020, and adoption must be as of the beginning of the Company’s annual fiscal year. The Company is currently evaluating the impact that adoption of this standard will have on its consolidated financial statements and related disclosures.